NET REVENUES - Additional information (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amount of revenue expected to be recognized	¥ 296,361
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	1 month